INVESTMENTS ACCOUNTED FOR USING EQUITY METHOD - Schedule of Details of Each Company's Associate (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025
Gogoro Network Pte. Ltd.
Disclosure of Associates [Line Items]
Investments accounted for using equity method		$ 16,379	$ 16,117
Gogoro Network Pte. Ltd. | Zypp
Disclosure of Associates [Line Items]
Investments accounted for using equity method		$ 15,506	$ 16,117
The Company’s share in %	13.44%	12.39%	12.73%
Gogoro Network Pte. Ltd. | CGM
Disclosure of Associates [Line Items]
Investments accounted for using equity method		$ 873	$ 0	$ 1,000
The Company’s share in %		50.00%	0.00%
Percentage of voting equity interests acquired		50.00%
Gogoro Network Pte. Ltd. | GPH
Disclosure of Associates [Line Items]
Investments accounted for using equity method		$ 0	$ 0
The Company’s share in %		30.00%	30.00%
Castrol Limited | CGM
Disclosure of Associates [Line Items]
Percentage of voting equity interests acquired		50.00%